As filed with the Securities and Exchange Commission on February 23, 2015

Securities Act File No. 333-83071

Investment Company Act File No. 811-9477

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 43 (Check appropriate box or boxes)	☒

VOYA VARIABLE INSURANCE TRUST

(formerly, ING Variable Insurance Trust)

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on February 9, 2015 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on this 23rd day of February, 2015.

VOYA VARIABLE INSURANCE TRUST

By:
/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	February 23, 2015
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	February 23, 2015
Todd Modic*	Chief/Principal Financial Officer

	Trustee	February 23, 2015
Colleen D. Baldwin*

	Trustee	February 23, 2015
John V. Boyer*

	Trustee	February 23, 2015
Patricia W. Chadwick*

	Trustee	February 23, 2015
Albert E. DePrince Jr.*

	Trustee	February 23, 2015
Peter S. Drotch*

	Trustee	February 23, 2015
Russell H. Jones*

	Trustee	February 23, 2015

Patrick W. Kenny*

	Trustee	February 23, 2015

Joseph E. Obermeyer*

	Trustee	February 23, 2015

Sheryl K. Pressler*

	Trustee	February 23, 2015

Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Trustee, dated May 22, 2013, 2013 were filed as an attachment to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on November 26, 2014 and incorporated herein by reference.

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EXHIBIT INDEX

Voya Variable Insurance Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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